INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Inventories Narrative Details
Obsolete raw material inventory	$ 120			$ 78
Inventory writedowns	$ 511	$ 376	$ 519